Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Share-based compensation	$ 1,409,693	$ 61,791
Accrued expenses	242,763
Net operating loss carryforwards	2,116,963	124,598
Research and development	855,842
Lease liability	58,111
Deferred Revenue	143,430
General business tax credits	78,166	78,166
Total deferred tax assets	4,904,969	264,555
Valuation allowance	(4,848,399)	(261,560)
Deferred tax assets, net valuation allowance	56,570	2,995
Deferred tax liabilities
Fixed assets	(550)	(2,995)
Right of use asset	(56,020)
Total gross deferred tax liabilities	(56,570)	(2,995)
Net deferred tax liabilities